Cash Flow Information (Schedule Of Reconciliation Of Net Loss To Net Cash Flow Used In Operating Activities For Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Net loss		$ (558,233)	$ (634,306)
Loss from discontinued operations		113,618	137,750
Stock-based compensation		77,029	54,205
Accretion expense		2,869	754
Depreciation		46,203	29,317
Accrued interest income		(10,345)	(8,339)
Financing costs		164,384
Unrealized losses on long-term investments		4,515	2,804
Realized gains on sale of long-term investments		(38)	(10,628)
Unrealized gains on other long-term investments		(11,463)	(3,573)
Realized gains on other long-term investments		(4,483)	(123)
Change in fair value of derivative		(194,664)	432,536
Change in fair value of embedded derivatives		(39,512)	(106,489)
Unrealized foreign exchange (gains) losses		(14,308)	13,589
Share of loss (income) of significantly influenced investees		33,233	23,071
Write-down of current assets		17,219	23,224
Write-down of carrying values of property, plant and equipment		15,245	16,605
Gain on settlement of note receivable	(103,000)		(102,995)
Write-down of carrying value of long-term investments		32,881	928
Deferred income taxes		(18,637)	(11,272)
Bonus shares		5,621	3,802
Accounts receivable		(8,285)	3,887
Due from related parties		(433)	1,027
Inventories		(219,603)	(126,111)
Prepaid expenses		170	(38,557)
Accounts payable and accrued liabilities		115,302	28,391
Payable to related parties		66,199	18,370
Interest payable on long-term debt		2,074	6,319
Cash used in operating activities for continuing operations		(383,442)	(245,814)
Cash used in operating activities for discontinued operations		(123,683)	(125,907)
Cash used in operating activities		$ (507,305)	$ (371,721)